LEASES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease right of use assets	$ 2,353,083	$ 40,596
Current operating lease liabilities	235,470	11,261
Noncurrent operating lease liabilities	2,141,421	$ 31,041
Total operating lease liabilities	$ 2,376,891
Weighted average remaining lease term (in years) operating leases	18 years 11 months 1 day
Weighted discount rate operating leases	4.24%